STOCK-BASED COMPENSATION - Stock Option Activity For Time-based and Performance-based Options (Details) - OLD PlayStudios, Inc. - Stock options - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2017
No. of Options
Outstanding - December 31, 2020	77,640,000
Granted	550,000
Exercised	(3,161,000)
Forfeited	(695,000)
Expired	(59,000)
Outstanding - March 31, 2021	74,275,000	77,640,000
Unvested - December 31, 2020	36,467,000
Exercisable - December 31, 2020	37,808,000
Weighted-Average Exercise Price
Outstanding - December 31, 2020	$ 0.20
Granted	1.83
Exercised	0.26
Forfeited	0.36
Expired	0.32
Outstanding - March 31, 2021	0.21	$ 0.20
Unvested - December 31, 2020	0.18
Exercisable - December 31, 2020	$ 0.23
Weighted- Average Remaining Term (in Years)
Outstanding - December 31, 2020	6 years 10 months 24 days
Unvested - December 31, 2020	8 years 1 month 6 days
Exercisable - December 31, 2020	5 years 7 months 6 days
Aggregate Intrinsic Value
Outstanding - December 31, 2020	$ 84,448
Unvested - December 31, 2020	42,426
Exercisable - December 31, 2020	$ 42,022
Plan
No. of Options
Outstanding - December 31, 2020	77,640	91,300
Granted		7,080	4,200,000
Exercised		(16,314)
Forfeited		(3,255)
Expired		(1,171)
Outstanding - March 31, 2021	100,000	77,640
Unvested - December 31, 2020		39,942
Exercisable - December 31, 2020		37,698
Weighted-Average Exercise Price
Outstanding - December 31, 2020	$ 0.20	$ 0.16
Granted		0.40
Exercised		0.06
Forfeited		0.33
Expired		0.19
Outstanding - March 31, 2021		0.20
Unvested - December 31, 2020		0.17
Exercisable - December 31, 2020		$ 0.23
Weighted- Average Remaining Term (in Years)
Outstanding - December 31, 2020		7 years 1 month 6 days
Unvested - December 31, 2020		8 years 3 months 18 days
Exercisable - December 31, 2020		5 years 9 months 18 days
Aggregate Intrinsic Value
Outstanding - December 31, 2020		$ 88,615
Unvested - December 31, 2020		46,669
Exercisable - December 31, 2020		$ 41,946